ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating costs and expenses	¥ (11,433,063)	$ (1,610,313)	¥ (12,081,746)	¥ (9,849,446)
Foreign exchange losses	2,356	332	(160,225)	35,549
Other income, net	230,936	32,527	268,000	64,590
Net income before taxes	5,277,451	743,315	4,742,372	7,022,709
Income tax expenses	(1,008,874)	(142,097)	(736,804)	(1,258,196)
Net income attributable to shareholders of the Company	4,268,577	601,218	4,005,568	5,764,513
Net income attributable to ordinary shareholders of the Company	4,285,336	603,578	4,024,173	5,781,725
360 Finance, Inc | Reportable legal entities
Operating costs and expenses	(25,517)	(3,594)	(17,288)	(51,233)
Interest expense	17,316	2,439	(16,258)	(5,383)
Foreign exchange losses	(574)	(81)	(8,173)	(133)
Other income, net	29,311	4,128	7,674
Net loss before taxes and income from equity in subsidiaries and VIEs	20,536	2,892	(34,045)	(56,749)
Equity in earnings of subsidiaries and VIEs	4,264,800	600,686	4,058,218	5,838,474
Net income before taxes	4,285,336	603,578	4,024,173	5,781,725
Net income attributable to shareholders of the Company	4,285,336	603,578	4,024,173	5,781,725
Net income attributable to ordinary shareholders of the Company	¥ 4,285,336	$ 603,578	¥ 4,024,173	¥ 5,781,725